Accounts and notes payable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts and notes payable
Accounts payable	¥ 2,546,105	¥ 2,875,222
Notes payable	7,291	8,148
Total accounts and notes payable	2,553,396	2,883,370
Restricted cash held in designated bank accounts, provided as security for notes payable	¥ 1,318	¥ 5,265
Minimum
Accounts and notes payable
Term of the notes payable (in months)	3 months
Maximum
Accounts and notes payable
Term of the notes payable (in months)	9 months